As filed with the Securities and Exchange Commission on May 9, 2012

1933 Act Registration No. 333-179242

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.	[X] Post-Effective Amendment No. 2

MET INVESTORS SERIES TRUST

(Lord Abbett Mid Cap Value Portfolio)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 848-3854

5 Park Plaza – Suite 1900

Irvine, California 92614

(Address of Principal Executive Offices)

Elizabeth M. Forget

President

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Met Investors Series Trust, filed with the Securities and Exchange Commission on March 13, 2012 (Accession No. 0001193125-12-112306; File No. 333-179242) (the “Form
N-14 Registration Statement”), is being filed to add Exhibit (12) to the Form N-14 Registration Statement. No information contained in Parts A or B of the Form N-14 Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

It is proposed that this filing will become effective:

X    immediately upon filing pursuant to paragraph (b)

__    on                      pursuant to paragraph (b)

__    60 days after filing pursuant to paragraph (a)(1)

__    on                      pursuant to paragraph (a)(1)

__    75 days after filing pursuant to paragraph (a)(2)

__    on                      pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MET INVESTORS SERIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Trust’s Agreement and Declaration of Trust provides that each Trustee and officer of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 4, 5, 6 and 8, of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(1) to the Trust’s Registration Statement on Form N-1A filed on October 23, 2000, File Nos. 333-48465 and 811-10183 (“Form N-1A Registration Statement”).

The Fund Participation Agreements (the “Participation Agreements”) provide that certain affiliates of the Trust are entitled to be indemnified against certain losses arising from acts by certain other parties to the Participation Agreements, including, but not limited to, acts relating to (1) making untrue statements of material fact or omissions of facts in certain related registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature; (2) unlawful conduct with respect to the sale of, among other things, variable annuity contracts or shares of certain related investment companies; or (3) breaching the relevant Participation Agreement or the representations or warranties therein. Certain of the Participation Agreements also indemnify certain Trust affiliates against certain other parties’ failure to comply with the investment objectives, policies, and restrictions of certain related investment companies. For more specific information regarding the indemnification provisions of the Fund Participation Agreements, please refer to Section 16 of the Fund Participation Agreement, which is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32 to the Form N-1A Registration Statement filed with the SEC on May 1, 2009 (“Post-Effective Amendment No. 32”); Section 20 of the Fund Participation Agreement with respect to American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32; and to Section 19 of the Fund Participation Agreement with respect to American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

The Second Amended and Restated Distribution Agreement for Class A shares (the “Class A Distribution Agreement”) provides that MetLife Investors Distribution Company (“MLIDC”) will indemnify and hold harmless the Trust, its officers, Trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or Statement of Additional Information (“SAI”) or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of MLIDC in its capacity as a principal underwriter of the Trust’s Class A shares, and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that MLIDC shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by certain parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

In addition, under the Class A Distribution Agreement, the Trust shall indemnify and hold harmless MLIDC from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which MLIDC may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by MLIDC. Reference is made to Section 13 of the Class A Distribution Agreement among the Trust and MLIDC, which is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 32. The Trust’s Distribution Agreements for Class B shares, Class C shares and Class E shares have identical indemnification provisions as those in the Class A Distribution Agreement, except that they apply to either Class B shares, Class C shares or Class E shares, as applicable. Reference is made to Section 13 of the Distribution Agreement with respect to Class B shares, the Distribution Agreement with respect to Class C shares and the Distribution Agreement with respect to Class E shares, which are incorporated by reference to Exhibit (e)(3), Exhibit (e)(5) and Exhibit (e)(4), respectively, to Post-Effective Amendment No. 32.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 16.	Exhibits:

1(a). Agreement and Declaration of Trust is incorporated by reference to the Form N-1A Registration Statement.

1(b). Certificate of Trust is incorporated by reference to the Form N-1A Registration Statement.

2. By-Laws are incorporated by reference to the Form N-1A Registration Statement.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5. None other than as set forth in Exhibits 1 and 2.

6(a). Management Agreement between Met Investors Advisory Corp. (now known as MetLife Advisers, LLC) and Met Investors Series Trust is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 32.

6(a)(1). Amendment No. 1 to Management Agreement is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 32.

6(a)(2). Amendment No. 2 to Management Agreement is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 32.

6(a)(3). Amendment No. 3 to Management Agreement is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 32.

6(a)(4). Amendment No. 4 to Management Agreement is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 32.

6(a)(5). Amendment No. 5 to Management Agreement is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 32.

6(a)(6). Amendment No. 6 to Management Agreement is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 32.

6(a)(7). Amendment No. 7 to Management Agreement is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 32.

6(a)(8). Amendment No. 8 to Management Agreement is incorporated by reference to Exhibit (d)(1)(viii) to Post-Effective Amendment No. 32.

6(a)(9). Amendment No. 9 to Management Agreement is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 32.

6(a)(10). Amendment No. 10 to Management Agreement is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 32.

6(a)(11). Amendment No. 11 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xi) to Post-Effective Amendment No. 32.

6(a)(12). Amendment No. 12 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xii) to Post-Effective Amendment No. 32.

6(a)(13). Amendment No. 13 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xiii) to Post-Effective Amendment No. 32.

6(a)(14). Amendment No. 14 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xiv) to Post-Effective Amendment No. 32.

6(a)(15). Amendment No. 15 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xv) to Post-Effective Amendment No. 32.

6(a)(16). Amendment No. 16 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xvi) to Post-Effective Amendment No. 32.

6(a)(17). Amendment No. 17 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xvii) to Post-Effective Amendment No. 32.

6(a)(18). Amendment No. 18 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xviii) to Post-Effective Amendment No. 32.

6(a)(19). Amendment No. 19 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xix) to Post-Effective Amendment No. 32.

6(a)(20). Amendment No. 20 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xx) to Post-Effective Amendment No. 32.

6(a)(21). Amendment No. 21 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxi) to Post-Effective Amendment No. 32.

6(a)(22). Amendment No. 22 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxii) to Post-Effective Amendment No. 32.

6(a)(23). Amendment No. 23 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxiii) to Post-Effective Amendment No. 32.

6(a)(24). Amendment No. 24 to the Management Agreement is incorporated by reference to Exhibit(d)(1)(xxiv) to Post-Effective Amendment No. 32.

6(a)(25). Amendment No. 25 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxv) to Post-Effective Amendment No. 32.

6(a)(26). Amendment No. 26 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxvi) to Post-Effective Amendment No. 32.

6(a)(27). Amendment No. 27 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxvii) to Post-Effective Amendment No. 32.

6(a)(28). Amendment No. 28 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxviii) to Post-Effective Amendment No. 32.

6(a)(29). Amendment No. 29 to the Management Agreement is incorporated by reference to Exhibit(d)(1)(xxix) to Post-Effective Amendment No. 32.

6(a)(30). Amendment No. 30 to Management Agreement is incorporated by reference to Exhibit(d)(1)(xxx) to Post-Effective Amendment No. 32.

6(a)(31). Amendment No. 31 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxi) to Post-Effective Amendment No. 32.

6(a)(32). Amendment No. 32 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxii) to Post-Effective Amendment No. 32.

6(a)(33). Amendment No. 33 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxiii) to Post-Effective Amendment No. 32.

6(a)(34). Amendment No. 34 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxiv) to Post-Effective Amendment No. 36 to the Registration Statement filed with the SEC on April 30, 2010 (“Post-Effective Amendment No. 36”).

6(a)(35). Amendment No. 35 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxv) to Post-Effective Amendment No. 42 to the Registration Statement filed with the SEC on April 29, 2011 (“Post-Effective Amendment No. 42”).

6(a)(36). Amendment No. 36 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxvi) to Post-Effective Amendment No. 42.

6(a)(37) Amendment No. 37 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxvii) to Post-Effective Amendment No. 47 to the Form N-1A Registration Statement filed with the SEC on April 27, 2012 (“Post-Effective Amendment No. 47”).

6(a)(38) Amendment No. 38 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxviii) to Post-Effective Amendment No. 47.

6(b). Investment Advisory Agreement between Lord, Abbett & Co. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 32.

6(b)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(i) to Post-Effective Amendment No. 32.

6(b)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(ii) to Post-Effective Amendment No. 32.

6(b)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(iii) to Post-Effective Amendment No. 32.

6(b)(4). Amendment No. 4 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(iv) to Post-Effective Amendment No. 36.

6(c). Investment Advisory Agreement between Lord, Abbett & Co. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 32.

6(c)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8)(i) to Post-Effective Amendment No. 32.

6(c)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8)(ii) to Post-Effective Amendment No. 32.

6(c)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8)(iii) to Post-Effective Amendment No. 36.

6(c)(4). Amendment No. 4 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to Exhibit (d)(8)(iv) to Post-Effective Amendment No. 47.

6(d). Investment Advisory Agreement between Pacific Investment Management Company LLC and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the PIMCO Total Return Portfolio is incorporated by reference to
Exhibit (d)(18) to Post-Effective Amendment No. 32.

6(d)(1). Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(i) to Post-Effective Amendment No. 32.

6(d)(2). Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(ii) to Post-Effective Amendment No. 32.

6(d)(3). Amendment No. 3 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(iii) to Post-Effective Amendment No. 32.

6(d)(4). Amendment No. 4 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(iv) to Post-Effective Amendment No. 36.

6(e). Investment Advisory Agreement between RCM Capital Management LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to RCM Global Technology Portfolio (currently known as RCM Technology Portfolio) is incorporated by reference to Exhibit (d)(20)(ii) to Post-Effective Amendment No. 32.

6(e)(1). Amendment No. 1 to Investment Advisory Agreement with respect to RCM Technology Portfolio is incorporated by reference to Exhibit (d)(20)(iii) to Post-Effective Amendment No. 32.

6(e)(2). Amendment No. 2 to Investment Advisory Agreement with respect to RCM Technology Portfolio is incorporated by reference to Exhibit (d)(20)(iv) to Post-Effective Amendment No. 36.

6(f). Investment Advisory Agreement between Massachusetts Financial Services Company and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 32.

6(f)(1). Amendment No. 1 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(i) to Post-Effective Amendment No. 32.

6(f)(2). Amendment No. 2 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(ii) to Post-Effective Amendment No. 44 to the Registration Statement filed with the SEC on February 2, 2012 (“Post-Effective Amendment No. 44”).

6(f)(3). Amendment No. 3 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(iii) to Post-Effective Amendment No. 44.

6(f)(4). Amendment No. 4 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(iv) to Post-Effective Amendment No. 44.

6(g). Investment Advisory Agreement between OppenheimerFunds, Inc. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Oppenheimer Capital Appreciation Portfolio is incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 32.

6(g)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Oppenheimer Capital Appreciation Portfolio is incorporated by reference to Exhibit (d)(24)(i) to Post-Effective Amendment No. 32.

6(g)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Oppenheimer Capital Appreciation Portfolio is incorporated by reference to Exhibit (d)(24)(ii) to Post-Effective Amendment No. 32.

6(g)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Oppenheimer Capital Appreciation Portfolio is incorporated by reference to Exhibit (d)(24)(iii) to Post-Effective Amendment No. 36.

6(h). Investment Advisory Agreement between AIM Advisors, Inc. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 32.

6(h)(1). Amendment No. 1 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(i) to Post-Effective Amendment No. 32.

6(h)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(ii) to Post-Effective Amendment No. 32.

6(h)(3). Amendment No. 3 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(iii) to Post-Effective Amendment No. 32.

6(h)(4). Amendment No. 4 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(iv) to Post-Effective Amendment No. 33 to the Registration Statement filed with the SEC on February 9, 2010 (“Post-Effective Amendment No. 33”).

6(h)(5). Amendment No. 5 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(v) to Post-Effective Amendment No. 36.

6(h)(6) Amendment No. 6 to Investment Advisory Agreement with respect to Invesco Small Cap Growth Portfolio is incorporated by reference to Exhibit (d)(25)(vi) to Post-Effective Amendment No. 44.

6(i). Investment Advisory Agreement between EQSF Advisers, Inc. (currently known as Third Avenue Management LLC) and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 32.

6(i)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(i) to Post-Effective Amendment No. 32.

6(i)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(ii) to Post-Effective Amendment No. 32.

6(i)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(iii) to Post-Effective Amendment No. 36.

6(i)(4) Amendment No. 4 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(iv) to Post-Effective Amendment No. 44.

6(j). Investment Advisory Agreement between Harris Associates L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 32.

6(j)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(i) to Post-Effective Amendment No. 32.

6(j)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(ii) to Post-Effective Amendment No. 32.

6(j)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(iii) to Post-Effective Amendment No. 32.

6(j)(4). Amendment No. 4 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(iv) to Post-Effective Amendment No. 36.

6(k). Investment Advisory Agreement between T. Rowe Price Associates, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to T. Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31) to Post-Effective Amendment No. 32.

6(k)(1). Amendment No. 1 to Investment Advisory Agreement with respect to T. Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31)(i) to Post-Effective Amendment No. 32.

6(k)(2). Amendment No. 2 to Investment Advisory Agreement with respect to T. Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31)(ii) to Post-Effective Amendment No. 36.

6(l). Investment Advisory Agreement between Pacific Investment Management Company LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33) to Post-Effective Amendment No. 32.

6(l)(1). Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(i) to Post-Effective Amendment No. 32.

6(l)(2). Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(ii) to Post-Effective Amendment No. 32.

6(l)(3). Amendment No. 3 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(iii) to Post-Effective Amendment No. 36.

6(m). Investment Advisory Agreement between Turner Investment Partners, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to Turner Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(35) to Post-Effective Amendment No. 32.

6(m)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Turner Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(35)(i) to Post-Effective Amendment No. 32.

6(m)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Turner Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(35)(ii) to Post-Effective Amendment No. 33.

6(m)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Turner Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(35)(iii) to Post-Effective Amendment No. 36.

6(n). Investment Advisory Agreement between Goldman Sachs Asset Management, L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36) to Post-Effective Amendment No. 32.

6(n)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36)(i) to Post-Effective Amendment No. 32.

6(n)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36)(ii) to Post-Effective Amendment No. 36.

6(o). Management Agreement between Registrant and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive Strategy Portfolio is incorporated by reference to Exhibit (d)(37) to Post-Effective Amendment No. 32.

6(o)(1). Amendment No. 1 to Management Agreement is incorporated by reference to Exhibit (d)(37)(i) to Post-Effective Amendment No. 32.

6(o)(2). Amendment No. 2 to Management Agreement with respect to Met/Franklin Templeton Founding Strategy Portfolio, American Funds® Moderate Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio is incorporated by reference to Exhibit (d)(37)(ii) to Post-Effective Amendment No. 32.

6(o)(3). Amendment No. 3 to Management Agreement is incorporated by reference to Exhibit (d)(37)(iii) to Post-Effective Amendment No. 37.

6(o)(4). Amendment No. 4 to Management Agreement with respect to MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(37)(iv) to Post-Effective Amendment No. 42.

6(p). Investment Advisory Agreement between Batterymarch Financial Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Batterymarch Growth and Income Portfolio is incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 32.

6(p)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Batterymarch Growth and Income Portfolio is incorporated by reference to Exhibit (d)(43)(i) to Post-Effective Amendment No. 36.

6(q). Investment Advisory Agreement between Pioneer Investment Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Pioneer Fund Portfolio is incorporated by reference to Exhibit (d)(48) to Post-Effective Amendment No. 32.

6(q)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Pioneer Fund is incorporated by reference to Exhibit (d)(48)(i) to Post-Effective Amendment No. 32.

6(q)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Pioneer Fund Portfolio is incorporated by reference to Exhibit (d)(48)(ii) to Post-Effective Amendment No. 36.

6(r). Investment Advisory Agreement between Pioneer Investment Management, Inc. and Met Investors Advisory LLC, a predecessor of MetLife Advisers, LLC, with respect to the Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49) to Post-Effective Amendment No. 32.

6(r)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49)(i) to Post-Effective Amendment No. 32.

6(r)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49)(ii) to Post-Effective Amendment No. 36.

6(s). Investment Advisory Agreement between Dreman Value Management LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Dreman Small-Cap Value Portfolio is incorporated by reference to Exhibit (d)(51) to Post-Effective Amendment No. 32.

6(s)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Dreman Small-Cap Value Portfolio is incorporated by reference to Exhibit (d)(51)(i) to Post-Effective Amendment No. 32.

6(s)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Dreman Small-Cap Value Portfolio is incorporated by reference to Exhibit (d)(51)(ii) to Post-Effective Amendment No. 36.

6(t). Investment Advisory Agreement between Massachusetts Financial Services Company and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the MFS® Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(53) to Post-Effective Amendment No. 32.

6(t)(1). Amendment No. 1 to Investment Advisory Agreement with respect to MFS® Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(53)(i) to Post-Effective Amendment No. 36.

6(u). Investment Advisory Agreement between Loomis, Sayles & Company, L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Loomis Sayles Global Markets Portfolio is incorporated by reference to Exhibit (d)(54) to Post-Effective Amendment No. 32.

6(u)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Loomis Sayles Global Markets Portfolio is incorporated by reference to Exhibit (d)(54)(i) to Post-Effective Amendment No. 36.

6(v). Investment Advisory Agreement between Janus Capital Management LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Janus Capital Appreciation Portfolio (currently known as Janus Forty Portfolio) is incorporated by reference to Exhibit (d)(55) to Post-Effective Amendment No. 32.

6(v)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Janus Forty Portfolio is incorporated by reference to Exhibit (d)(55)(i) to Post-Effective Amendment No. 36.

6(v)(2) Amendment No. 2 to Investment Advisory Agreement with respect to Janus Forty Portfolio is incorporated by reference to Exhibit (d)(55)(ii) to Post-Effective Amendment No. 44.

6(w). Investment Advisory Agreement between Lazard Asset Management LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Lazard Mid-Cap Portfolio is incorporated by reference to Exhibit (d)(56) to Post-Effective Amendment No. 32.

6(w)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Lazard Mid-Cap Portfolio is incorporated by reference to Exhibit (d)(56)(i) to Post-Effective Amendment No. 36.

6(x)(1). Investment Advisory Agreement between Morgan Stanley Asset Management and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Van Kampen Mid Cap Growth Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(60) to Post-Effective Amendment No. 32.

6(x)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Van Kampen Mid Cap Growth Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(60)(i) to Post-Effective Amendment No. 36.

6(x)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Morgan Stanley Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(60)(ii) to Post-Effective Amendment No. 36.

6(y). Investment Advisory Agreement between CAM North America, LLC (currently known as ClearBridge Advisors, LLC) and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Legg Mason Partners Aggressive Growth Portfolio (currently known as Legg Mason ClearBridge Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61) to Post-Effective Amendment No. 32.

6(y)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Legg Mason Partners Aggressive Growth Portfolio (currently known as Legg Mason ClearBridge Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61)(i) to Post-Effective Amendment No. 36.

6(z). Investment Advisory Agreement between BlackRock Financial Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the BlackRock High Yield Portfolio is incorporated by reference to
Exhibit (d)(62) to Post-Effective Amendment No. 32.

6(z)(1). Amendment No. 1 to Investment Advisory Agreement with respect to BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62)(i) to Post-Effective Amendment No. 36.

6(z)(2). Amendment No. 2 to Investment Advisory Agreement with respect to BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62)(ii) to Post-Effective Amendment No. 36.

6(aa). Investment Advisory Agreement between BlackRock Advisors, LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the BlackRock Large Cap Core Portfolio is incorporated by reference to Exhibit (d)(63) to Post-Effective Amendment No. 32.

6(aa)(1). Amendment No 1 to Investment Advisory Agreement with respect to BlackRock Large Cap Core Portfolio is incorporated by reference to Exhibit (d)(63)(i) to Post-Effective Amendment No. 36.

6(aa)(2). Amendment No. 2 to Investment Advisory Agreement with respect to BlackRock Large Cap Core Portfolio is incorporated by reference to Exhibit (d)(63)(ii) to Post-Effective Amendment No. 36.

6(aa)(3) Amendment No. 3 to Investment Advisory Agreement with respect to BlackRock Large Cap Core Portfolio is incorporated by reference to Exhibit (d)(63)(iii) to Post-Effective Amendment No. 44.

6(bb). Investment Advisory Agreement between Rainier Investment Management, Inc. and Met Investors Advisory LLC, a predecessor of MetLife Advisers, LLC, with respect to the Rainier Large Cap Equity Portfolio is incorporated by reference to Exhibit (d)(64) to Post-Effective Amendment No. 32.

6(bb)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Rainier Large Cap Equity Portfolio is incorporated by reference to Exhibit (d)(64)(i) to Post-Effective Amendment No. 36.

6(bb)(2) Amendment No. 2 to Investment Advisory Agreement with respect to Rainier Large Cap Equity Portfolio is incorporated by reference to Exhibit (d)(64)(ii) to Post-Effective Amendment No. 44.

6(cc). Investment Advisory Agreement between Franklin Mutual Advisers, LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Franklin Mutual Shares Portfolio is incorporated by reference to Exhibit (d)(65) to Post-Effective Amendment No. 32.

6(cc)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Met/Franklin Mutual Shares Portfolio is incorporated by reference to Exhibit (d)(65)(i) to Post-Effective Amendment No. 36.

6(dd). Investment Advisory Agreement between Templeton Global Advisors Limited and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Templeton Growth Portfolio is incorporated by reference to Exhibit (d)(66) to Post-Effective Amendment No. 32.

6(dd)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Met/Templeton Growth Portfolio is incorporated by reference to Exhibit (d)(66)(i) to Post-Effective Amendment No. 36.

6(dd)(2) Amendment No. 2 to Investment Advisory Agreement with respect to Met/Templeton Growth Portfolio is incorporated by reference to Exhibit (d)(66)(ii) to Post-Effective Amendment No. 44.

6(dd)(3) Amendment No. 3 to Investment Advisory Agreement with respect to Met/Templeton Growth Portfolio is incorporated by reference to Exhibit (d)(66)(iii) to Post-Effective Amendment No. 44.

6(ee). Investment Advisory Agreement between Franklin Advisers, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Franklin Income Portfolio is incorporated by reference to Exhibit (d)(67) to Post-Effective Amendment No. 32.

6(ee)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Met/Franklin Income Portfolio is incorporated by reference to Exhibit (d)(67)(i) to Post-Effective Amendment No. 36.

6(ff). Investment Advisory Agreement between ING Clarion Real Estate Securities L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Clarion Global Real Estate Portfolio is incorporated by reference to Exhibit (d)(68) to Post-Effective Amendment No. 32.

6(ff)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Clarion Global Real Estate Portfolio is incorporated by reference to Exhibit (d)(68)(i) to Post-Effective Amendment No. 36.

6(ff)(2) Amendment No. 2 to Investment Advisory Agreement with Respect to Met/Franklin Income Portfolio is incorporated by reference to Exhibit (d)(67)(ii) to Post-Effective Amendment No. 44.

6(ff)(3) Amendment No. 3 to Investment Advisory Agreement with Respect to Met/Franklin Income Portfolio is incorporated by reference to Exhibit (d)(67)(iii) to Post-Effective Amendment No. 44.

6(gg). Investment Advisory Agreement between SSgA Funds Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the SSgA Growth and Income ETF Portfolio is incorporated by reference to Exhibit (d)(69) to Post-Effective Amendment No. 32.

6(gg)(1). Amendment No. 1 to Investment Advisory Agreement with respect to SSgA Growth and Income ETF Portfolio is incorporated by reference to Exhibit (d)(69)(i) to Post-Effective Amendment No. 36.

6(hh). Investment Advisory Agreement between SSgA Funds Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the SSgA Growth ETF Portfolio is incorporated by reference to Exhibit (d)(70) to Post-Effective Amendment No. 32.

6(hh)(1). Amendment No. 1 to Investment Advisory Agreement with respect to SSgA Growth ETF Portfolio is incorporated by reference to Exhibit (d)(70)(i) to Post-Effective Amendment No. 36.

6(ii). Investment Advisory Agreement between Franklin Advisers, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Templeton International Bond Portfolio is incorporated by reference to Exhibit (d)(71) to Post-Effective Amendment No. 32.

6(jj). Investment Advisory Agreement between Eaton Vance Management and MetLife Advisers, LLC with respect to the Met/Eaton Vance Floating Rate Portfolio is incorporated by reference to Exhibit (d)(72) to Post-Effective Amendment No. 36.

6(kk). Investment Advisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Van Kampen Comstock Portfolio is incorporated by reference to Exhibit (d)(73) to Post-Effective Amendment No. 37.

6(kk)(1) Amendment No. 1 to Investment Advisory Agreement with respect to Van Kampen Comstock Portfolio is incorporated by reference to Exhibit (d)(73)(i) to Post-Effective Amendment No. 44.

6(ll). Investment Subadvisory Agreement between AllianceBernstein L.P. and MetLife Advisers, LLC with respect to the AllianceBernstein Global Dynamic Allocation Portfolio is incorporated by reference to Exhibit (d)(74) to Post-Effective Amendment No. 42.

6(mm). Investment Subadvisory Agreement between AQR Capital Management, LLC and MetLife Advisers, LLC with respect to the AQR Global Risk Balanced Portfolio is incorporated by reference to Exhibit (d)(75) to Post-Effective Amendment No. 42.

6(mm)(1). Investment Advisory Agreement between AQR Capital Management, LLC and AQR Global Risk Balanced Portfolio, Ltd. is incorporated by reference to Exhibit (d)(75)(i) to Post-Effective Amendment No. 42.

6(nn). Investment Subadvisory Agreement between BlackRock Financial Management, Inc. and MetLife Advisers, LLC with respect to the BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(76) to Post-Effective Amendment No. 42.

6(oo). Investment Subadvisory Agreement between Franklin Advisers, Inc. and MetLife Advisers, LLC with respect to the Met/Franklin Low Duration Total Return Portfolio is incorporated by reference to Exhibit (d)(77) to Post-Effective Amendment No. 40 to the Registration Statement filed with the SEC on April 20, 2011.

6(oo)(1) Amendment No. 1 to Investment Advisory Agreement with respect to Met/Franklin Low Duration Total Return Portfolio is incorporated by reference to Exhibit (d)(77)(i) to Post-Effective Amendment No. 44.

6(pp). Investment Subadvisory Agreement between Pacific Investment Management Company LLC and MetLife Advisers, LLC with respect to the MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(78) to Post-Effective Amendment No. 42.

6(qq). Investment Subadvisory Agreement between Pyramis Global Advisors, LLC and MetLife Advisers, LLC with respect to the Pyramis® Government Income Portfolio is incorporated by reference to Exhibit (d)(79) to Post-Effective Amendment No. 42.

6(rr). Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and MetLife Advisers, LLC with respect to T. Rowe Price Large Cap Value Portfolio is incorporated by reference to Exhibit (d)(80) to Post-Effective Amendment No. 42.

6(ss) Form of Investment Subadvisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Invesco Balanced-Risk Allocation Portfolio is incorporated by reference to Exhibit (d)(81) to Post-Effective Amendment No. 45.

6(tt) Form for Investment Subadvisory Agreement between J.P. Morgan Investment Management Inc. and MetLife Advisers, LL with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(82) to Post-Effective Amendment No. 45.

6(uu) Form of Investment Subadvisory Agreement between Schroder Investment Management North America Inc. and MetLife Advisers, LLC with respect to Schroders Global Multi-Asset Portfolio is incorporated by reference to Exhibit (d)(83) to Post-Effective Amendment No. 45.

7(a). Second Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to the Class A shares is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 32.

7(a)(1). Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to the Class A shares is incorporated by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 32.

7(a)(2). Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(ii) to Post-Effective Amendment No. 32.

7(a)(3). Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iii) to Post-Effective Amendment No. 32.

7(a)(4). Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iv) to Post-Effective Amendment No. 32.

7(a)(5). Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(v) to Post-Effective Amendment No. 32.

7(a)(6). Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(vi) to Post-Effective Amendment No. 32.

7(a)(7). Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(vii) to Post-Effective Amendment No. 32.

7(a)(8). Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(viii) to Post-Effective Amendment No. 32.

7(a)(9). Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(ix) to Post-Effective Amendment No. 32.

7(a)(10). Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(x) to Post-Effective Amendment No. 32.

7(a)(11). Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xi) to Post-Effective Amendment No. 32.

7(a)(12). Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xii) to Post-Effective Amendment No. 32.

7(a)(13). Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xiii) to Post-Effective Amendment No. 32.

7(a)(14). Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xiv) to Post-Effective Amendment No. 36.

7(a)(15). Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xv) to Post-Effective Amendment No. 42.

7(a)(16). Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xvi) to Post-Effective Amendment No. 47.

7(a)(17). Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xvii) to Post-Effective Amendment No. 47.

7(b). Second Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to Class B shares is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 32.

7(b)(1). Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to the Class B shares is incorporated by reference to Exhibit (e)(3)(i) to Post-Effective Amendment No. 32.

7(b)(2). Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(ii) to Post-Effective Amendment No. 32.

7(b)(3). Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iii) to Post-Effective Amendment No. 32.

7(b)(4). Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iv) to Post-Effective Amendment No. 32.

7(b)(5). Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(v) to Post-Effective Amendment No. 32.

7(b)(6). Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(vi) to Post-Effective Amendment No. 32.

7(b)(7). Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(vii) to Post-Effective Amendment No. 32.

7(b)(8). Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(viii) to Post-Effective Amendment No. 32.

7(b)(9). Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(ix) to Post-Effective Amendment No. 32.

7(b)(10). Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(x) to Post-Effective Amendment No. 32.

7(b)(11). Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xi) to Post-Effective Amendment No. 32.

7(b)(12). Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xii) to Post-Effective Amendment No. 32.

7(b)(13). Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xiii) to Post-Effective Amendment No. 32.

7(b)(14). Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xiv) to Post-Effective Amendment No. 36.

7(b)(15). Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xv) to Post-Effective Amendment No. 42.

(7)(b)(16). Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xvi) to Post-Effective Amendment No. 47.

(7)(b)(17). Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xvii) to Post-Effective Amendment No. 47.

7(c). Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to the Class E shares is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 32.

7(c)(1). Amendment No. 1 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(i) to Post-Effective Amendment No. 32.

7(c)(2). Amendment No. 2 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(ii) to Post-Effective Amendment No. 32.

7(c)(3). Amendment No. 3 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(iii) to Post-Effective Amendment No. 32.

7(c)(4). Amendment No. 4 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(iv) to Post-Effective Amendment No. 32.

7(c)(5). Amendment No. 5 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(v) to Post-Effective Amendment No. 32.

7(c)(6). Amendment No. 6 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(vi) to Post-Effective Amendment No. 32.

7(c)(7). Amendment No. 7 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(vii) to Post-Effective Amendment No. 32.

7(c)(8). Amendment No. 8 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(viii) to Post-Effective Amendment No. 32.

7(c)(9). Amendment No. 9 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(ix) to Post-Effective Amendment No. 32.

7(c)(10). Amendment No. 10 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(x) to Post-Effective Amendment No. 32.

7(c)(11). Amendment No. 11 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xi) to Post-Effective Amendment No. 32.

7(c)(12). Amendment No. 12 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xii) to Post-Effective Amendment No. 32.

7(c)(13). Amendment No. 13 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xiii) to Post-Effective Amendment No. 32.

7(c)(14). Amendment No. 14 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xiv) to Post-Effective Amendment No. 36.

7(c)(15). Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xv) to Post-Effective Amendment No. 42.

(7)(c)(16). Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xvi) to Post-Effective Amendment No. 47.

(7)(c)(17). Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xvii) to Post-Effective Amendment No. 47.

7(d). Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to Class C shares is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 32.

7(d)(1). Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(i) to Post-Effective Amendment No. 32.

7(d)(2). Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(ii) to Post-Effective Amendment No. 32.

7(d)(3). Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(iii) to Post-Effective Amendment No. 32.

7(d)(4). Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(iv) to Post-Effective Amendment No. 32.

7(d)(5). Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(v) to Post-Effective Amendment No. 32.

7(d)(6). Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(vi) to Post-Effective Amendment No. 32.

7(d)(7). Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(vii) to Post-Effective Amendment No. 32.

7(d)(8). Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(viii) to Post-Effective Amendment No. 32.

7(d)(9). Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(ix) to Post-Effective Amendment No. 32.

7(d)(10). Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(x) to Post-Effective Amendment No. 32.

7(d)(11). Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xi) to Post-Effective Amendment No. 32.

7(d)(12). Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xii) to Post-Effective Amendment No. 32.

7(d)(13). Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xiii) to Post-Effective Amendment No. 32.

7(d)(14). Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xiv) to Post-Effective Amendment No. 36.

7(d)(15). Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xv) to Post-Effective Amendment No. 42.

(7)(d)(16). Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xvi) to Post-Effective Amendment No. 47.

(7)(d)(17). Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xvii) to Post-Effective Amendment No. 47.

8(a). Form of Deferred Fee Agreement is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 32.

8(b). List of participants in Deferred Fee Agreement is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 32.

9(a). Custodian Agreement between State Street Bank & Trust Company and Met Investors Series Trust is incorporated by reference to Exhibit (g)(1)(ii) to Post-Effective Amendment No. 32.

9(b). Amendment to Custodian Agreement is incorporated by reference to Exhibit (g)(1)(iii) to Post-Effective Amendment No. 36.

10(a). Rule 12b-1 Class B Distribution Plan is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 32.

10(b). Rule 12b-1 Class E Distribution Plan is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 32.

10(c). Rule 12b-1 Class C Distribution Plan is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 32.

10(d). Multiple Class Plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 32.

11(a). Opinion of Sullivan & Worcester LLP is incorporated by reference to Exhibit 11 of the Registrant’s initial Registration Statement on Form N-14 (File No. 333-179242).

11(b). Consent of Sullivan & Worcester LLP. Incorporated by reference to the Form N-14 Registration Statement filed on March 13, 2012.

12. Tax opinion and consent of Sullivan & Worcester LLP. Filed herewith.

13(a). Participation Agreement is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32.

13(a)(1). Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32.

13(a)(2). Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to

Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

13(a)(3). Amendment No. 1 to Participation Agreement is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 36.

13(b). Transfer Agency and Service Agreement between Registrant and Metropolitan Life Insurance Company is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 32.

13(c). Administration Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 32.

13(d). Amended and Restated Expense Limitation Agreement between Registrant and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 32.

13(e)(1). Amendment No. 1 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 32.

13(e)(2). Amendment No. 2 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 32.

13(e)(3). Amendment No. 3 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 32.

13(e)(4). Amendment No. 4 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vii) to Post-Effective Amendment No. 32.

13(e)(5). Amendment No. 5 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 32.

13(e)(6). Amendment No. 6 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(3)(ix) to Post-Effective Amendment No. 32.

13(e)(7). Amendment No. 7 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(3)(x) to Post-Effective Amendment No. 32.

13(e)(8). Amendment No. 8 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(3)(xi) to Post-Effective Amendment No. 32.

13(e)(9). Amendment No. 9 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xii) to Post-Effective Amendment No. 32.

13(e)(10). Amendment No. 10 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xiii) to Post-Effective Amendment No. 32.

13(e)(11). Amendment No. 11 to Amended and Restated Expense Limitation Agreement LLC is incorporated by reference to Exhibit
(h)(4)(xiv) to Post-Effective Amendment No. 32.

13(e)(12). Amendment No. 12 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xv) to Post-Effective Amendment No. 32.

13(e)(13). Amendment No. 13 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xvi) to Post-Effective Amendment No. 32.

13(e)(14). Amendment No. 14 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xvii) to Post-Effective Amendment No. 32.

13(e)(15). Amendment No. 15 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xviii) to Post-Effective Amendment No. 32.

13(e)(16). Amendment No. 16 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xix) to Post-Effective Amendment No. 36.

13(e)(17). Amendment No. 17 to Amended and Restated Expense Limitation Agreement B is incorporated by reference to Exhibit
(h)(4)(xx) to Post-Effective Amendment No. 42.

(13)(e)(18). Amendment No. 18 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxi) to Post-Effective Amendment No. 47.

(13)(e)(19). Amendment No. 19 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxii) to Post-Effective Amendment No. 47.

13(f). Management Fee Waiver Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 47.

14. Consent of Deloitte & Touche LLP. Incorporated by reference to the Form N-14 Registration Statement filed on March 13, 2012.

15. Not applicable.

16. Powers of Attorney with respect to Stephen M. Alderman, Jack R. Borsting, Robert Boulware, Daniel A. Doyle, Elizabeth M. Forget, Susan C. Gause, Nancy Hawthorne, Keith M. Schappert, Linda B. Strumpf and Dawn M. Vroegop, filed herewith.

Item 17.	Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed on behalf of the Registrant, in this City of Irvine and State of California on the 9th day of May, 2012.

MET INVESTORS SERIES TRUST

Registrant

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President

As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 2 to the Registration Statement in the capacities indicated and on the dates indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	President (principal executive officer), Trustee	May 9, 2012

/s/ Jeffrey A. Tupper Jeffrey A. Tupper	Chief Financial Officer and Treasurer	May 9, 2012

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	May 9, 2012

/s/ Jack R. Borsting* Jack R. Borsting	Trustee	May 9, 2012

/s/ Robert J. Boulware* Robert J. Boulware	Trustee	May 9, 2012

/s/ Daniel A. Doyle* Daniel A. Doyle	Trustee	May 9, 2012

/s/ Susan C. Gause* Susan C. Gause	Trustee	May 9, 2012

/s/ Nancy Hawthorne* Nancy Hawthorne	Trustee	May 9, 2012

/s/ Keith M. Schappert* Keith M. Schappert	Trustee	May 9, 2012

/s/ Linda B. Strumpf* Linda B. Strumpf	Trustee	May 9, 2012

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	May 9, 2012

* By: /s/ David C. Mahaffey
David C. Mahaffey
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(12)	Tax Opinion of Sullivan & Worcester LLP

(16)

Powers of Attorney with respect to Stephen M. Alderman, Jack R. Borsting, Robert Boulware, Daniel A. Doyle, Elizabeth M. Forget, Susan C. Gause, Nancy Hawthorne, Keith M. Schappert, Linda B. Strumpf and Dawn M. Vroegop